Financial Instruments - Percentage of Revenue Generated from Top Customer and Top Five Customers (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Top customer [member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	8.10%	6.90%	6.90%
Top five customers [Member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	26.80%	25.10%	27.10%